John Hancock
Regional Bank Fund
Quarterly portfolio holdings 1/31/2025

Fund’s investments
As of 1-31-25 (unaudited)
	Shares	Value
Common stocks 99.2%		$896,521,947
(Cost $404,067,510)
Financials 99.2%		896,521,947
Banks 99.2%
1st Source Corp.	112,714	7,069,422
ACNB Corp.	68,890	2,831,379
American Business Bank (A)	127,456	5,862,976
Ameris Bancorp	209,981	13,785,253
Atlantic Union Bankshares Corp.	221,528	8,367,113
Bank of America Corp.	380,661	17,624,604
Bank of Marin Bancorp	221,079	5,586,666
Bank7 Corp.	146,928	6,312,027
Banner Corp.	72,604	5,130,925
Bar Harbor Bankshares	170,535	5,402,549
BayCom Corp.	199,087	5,572,445
Business First Bancshares, Inc.	224,767	6,066,461
C&F Financial Corp.	56,826	4,342,643
Cadence Bank	241,417	8,497,878
California BanCorp (A)	265,841	4,412,961
Camden National Corp.	106,258	4,819,863
CB Financial Services, Inc.	83,544	2,489,611
Central Pacific Financial Corp.	187,313	5,598,786
ChoiceOne Financial Services, Inc.	104,791	3,511,546
Citizens Community Bancorp, Inc.	288,122	4,563,852
Citizens Financial Group, Inc.	502,648	23,910,965
Civista Bancshares, Inc.	227,419	5,016,863
Coastal Financial Corp. (A)	181,428	16,179,749
Colony Bankcorp, Inc.	145,899	2,458,398
Columbia Banking System, Inc.	344,180	9,602,622
Comerica, Inc.	123,036	8,282,784
Community West Bancshares	187,040	3,645,410
ConnectOne Bancorp, Inc.	178,016	4,510,925
Cullen/Frost Bankers, Inc.	95,155	13,264,607
CVB Financial Corp.	227,632	4,743,851
Dime Community Bancshares, Inc.	218,104	6,811,388
Eagle Bancorp Montana, Inc.	216,505	3,334,177
East West Bancorp, Inc.	170,695	17,576,464
Eastern Bankshares, Inc.	419,984	7,710,906
Enterprise Bancorp, Inc.	105,259	4,455,613
Equity Bancshares, Inc., Class A	174,025	7,587,490
ESSA Bancorp, Inc.	143,378	2,998,034
Evans Bancorp, Inc.	110,120	4,774,803
Farmers & Merchants Bancorp, Inc.	154,576	4,199,830
Farmers National Banc Corp.	194,894	2,681,741
Fifth Third Bancorp	458,082	20,297,613
First Business Financial Services, Inc.	143,426	7,409,387
First Citizens BancShares, Inc., Class A	3,468	7,645,865
First Community Corp.	190,863	4,949,078
First Financial Bancorp	323,190	9,055,784
First Horizon Corp.	375,538	8,220,527
First Merchants Corp.	243,315	10,812,919
First Mid Bancshares, Inc.	114,202	4,331,682
Flushing Financial Corp.	319,995	4,463,930
Fulton Financial Corp.	204,279	4,155,035
2	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
German American Bancorp, Inc.	149,813	$6,191,771
Great Southern Bancorp, Inc.	71,040	4,176,442
Hancock Whitney Corp.	273,553	16,342,056
HBT Financial, Inc.	263,356	6,404,818
Heritage Commerce Corp.	655,875	6,355,429
Heritage Financial Corp.	193,349	4,969,069
Horizon Bancorp, Inc.	422,605	7,095,538
Huntington Bancshares, Inc.	1,323,852	22,770,254
Independent Bank Corp. (Massachusetts)	104,295	7,004,452
Independent Bank Corp. (Michigan)	197,233	7,179,281
JPMorgan Chase & Co.	71,738	19,175,567
KeyCorp	1,032,938	18,572,225
Landmark Bancorp, Inc.	133,061	3,144,231
Live Oak Bancshares, Inc.	144,412	5,125,182
M&T Bank Corp.	134,327	27,031,970
Metrocity Bankshares, Inc.	118,368	3,652,836
Mid Penn Bancorp, Inc.	150,148	4,522,458
MidWestOne Financial Group, Inc.	168,265	5,322,222
NBT Bancorp, Inc.	124,294	5,920,123
Nicolet Bankshares, Inc.	115,813	12,986,112
Northrim BanCorp, Inc.	99,732	8,490,185
Norwood Financial Corp.	82,109	2,185,742
Ohio Valley Banc Corp.	103,713	2,473,555
Old National Bancorp	718,042	17,125,302
Old Second Bancorp, Inc.	488,684	9,182,372
OP Bancorp	351,856	4,672,648
Orange County Bancorp, Inc.	130,850	3,385,090
Orrstown Financial Services, Inc.	123,555	4,489,989
Pinnacle Financial Partners, Inc.	176,021	21,962,140
Plumas Bancorp	88,798	4,049,189
Popular, Inc.	147,876	15,222,355
Provident Financial Holdings, Inc.	171,909	2,757,420
QCR Holdings, Inc.	126,282	9,819,688
Red River Bancshares, Inc.	77,365	4,316,967
Regions Financial Corp.	868,328	21,395,602
Renasant Corp.	268,142	10,425,361
Riverview Bancorp, Inc.	485,326	2,737,239
SB Financial Group, Inc.	194,301	4,346,513
Shore Bancshares, Inc.	452,929	7,405,389
Sierra Bancorp	191,719	5,778,411
Southern Missouri Bancorp, Inc.	125,135	7,405,489
SouthState Corp.	90,992	9,607,845
Stock Yards Bancorp, Inc.	108,771	8,017,510
Synovus Financial Corp.	285,194	16,090,645
The First Bancorp, Inc.	132,306	3,418,787
The First Bancshares, Inc.	150,538	5,773,132
The PNC Financial Services Group, Inc.	79,524	15,980,348
Timberland Bancorp, Inc.	156,871	4,709,267
TriCo Bancshares	216,262	9,487,414
Truist Financial Corp.	307,119	14,625,007
U.S. Bancorp	392,285	18,743,377
Virginia National Bankshares Corp.	111,595	4,068,754
Washington Trust Bancorp, Inc.	138,496	4,538,514
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK REGIONAL BANK FUND	3

	Shares	Value
Financials (continued)
Banks (continued)
Westamerica BanCorp	113,144	$5,856,333
Western Alliance Bancorp	147,946	13,000,015
WSFS Financial Corp.	314,339	17,602,984
Zions Bancorp NA	319,667	18,495,933

	Yield (%)	Shares	Value
Short-term investments 0.8%			$6,980,741
(Cost $6,980,759)
Short-term funds 0.8%			6,980,741
John Hancock Collateral Trust (B)	4.2301(C)	697,837	6,980,741

Total investments (Cost $411,048,269) 100.0%	$903,502,688
Other assets and liabilities, net (0.0%)	(210,333)
Total net assets 100.0%	$903,292,355

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 1-31-25.
4	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of January 31, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	697,837	$5,289,688	$32,192,541	$(30,501,290)	$(173)	$(25)	$52,128	—	$6,980,741
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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